Fees Summary	Jan. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,994,000
Previously Paid Amount	0.00
Total Fee Amount	6,276.18
Total Offset Amount	0.00
Net Fee	6,276.18
Narrative - Max Aggregate Offering Price	$ 40,994,000
Final Prospectus	true